UNIT-BASED COMPENSATION (Non-cash Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
DFW Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation expense (in dollars)	$ 17	$ 688	$ 2,171
SMP Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation expense (in dollars)	$ 490	$ 919	$ 1,269